Costs and Expenses by Nature (Details) - Schedule of Impairment of Accounts Receivable - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Impairment of Accounts Receivable [Abstract]
Trade accounts receivables		S/ 54,766	S/ 1,061
Other accounts receivable		119,299	1,177
Accounts receivable from related parties and joint operators		42	7,184
Total		S/ 174,107	S/ 9,422